BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATIONS
Schedule of details of the goodwill calculation, total consideration amount and the net assets acquired, details of cash outflow due to acquisition and fair values of identifiable assets and liabilities in accordance with IFRS 3 arising from the acquisition

NOTE 3 - BUSINESS COMBINATIONS (Continued)

The details of the goodwill calculation, total consideration amount and the net assets acquired are as follows (including IAS 29 impacts):

Total consideration amount	22,821
- Cash consideration amount	6,688
- Contingent consideration amount	16,133
Net assets acquired	(22,648)
Goodwill	173

The details of cash outflow due to acquisition are as follows:

Total cash paid	6,688
Cash and cash equivalent - acquired	(2,089)
Cash outflow due to acquisition	4,599

The fair values of identifiable assets and liabilities in accordance with IFRS 3 arising from the acquisition are as follows:

28 February 2022
Current assets
Cash and cash equivalents	2,089
Loan receivables	20,471
Other current assets	1,535
Total current assets	24,095

Non-current assets
Property and equipment	72
Intangible assets	550
Right of use assets	623
Total non-current assets	1,245

Total assets	25,340

Current liabilities
Trade payables	701
Provisions	615
Employee benefit obligations	215
Lease liabilities	645
Other current liabilities	132
Total current liabilities	2,308

Non-current liabilities
Employee benefit obligations	384
Total non-current liabilities	384

Total liabilities	2,692
Fair value of total net assets	22,648